Commitments and Contingent Liabilities (Future Minimum Rental Commitments for Non-cancelable Leases under Capitalized Leases and Operating Leases) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Operating Leases, Future Minimum Rental Commitments for Non-cancelable Leases
2012	¥ 78,031
2013	64,992
2014	54,560
2015	49,446
2016	47,490
2017 and thereafter	354,793
Total	649,312	[1]
Capitalized Leases, Future Minimum Rental Commitments for Non-cancelable Leases
2012	14,313
2013	7,320
2014	4,176
2015	2,907
2016	1,015
2017 and thereafter	1,333
Total	31,064
Amount representing interest	(1,707)
Present value of minimum lease payments	29,357
Operating leases of a subsidiary included in the total future minimum rental commitments for noncancelable leases - Operating leases	¥ 57,186

[1]	One of MUFG's subsidiaries has entered into non-cancelable operating lease agreements and will commence them after March 31, 2011. The total minimum lease payments of ¥57,186 million under these commitments have been included in the above table.